Interim Condensed Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 249,884	$ 259,492
Accounts receivable - net	2,376	2,432
Inventory	42,456	46,273
Other receivables - net	67,325	55,004
Amount due from related parties	45,122	69,038
Tax recoverable	2,319	2,543
Intangible assets	6,675	6,406
Total current assets	416,157	441,188
Non-current assets:
Property equipment and software-net	12,443	12,553
Goodwill	72	72
Operating lease, right of use assets-net	652	921
Total non-current assets	13,167	13,546
Total assets	429,324	454,734
Current liabilities:
Accrued liabilities	16,875	20,385
Accounts payable	13,923	12,834
Tax payable	81	94
Other payables	7,223	11,081
Amount due to related parties	642	643
Operating lease liability-current	557	544
Total current liabilities	39,301	45,581
Non-current liability:
Operating lease liability-non-current	95	377
Total non-current liability	95	377
Total liabilities	39,396	45,958
Shareholder’s equity
Paid up capital	399	374
Additional paid-in capital	707,516	705,488
Statutory reserve	170	59
Accumulated deficit	(283,727)	(272,919)
Other comprehensive loss	(32,106)	(23,400)
Total Shareholders’ equity	392,252	409,602
Non-controlling interest	(2,324)	(826)
Total liabilities and shareholders’ equity	$ 429,324	$ 454,734